Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	33,398.99
Total Transaction Valuation	241,846,395.56
Total Offset Amount	0.00
Net Fee	$ 33,398.99
Offering Table N/A
Offset Table N/A	N/A